February 13, 2014

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust II (the “Registrant”)
File Nos. 333-185659 and 811-22781
Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 3 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 5 to the Registration Statement under the Investment Company Act of 1940, as amended (“1940 Act”). The filing is being made for the purpose of incorporating disclosure regarding the Fund’s intention to gain exposure to the commodities markets by investing in one or more wholly-owned subsidiaries of the Fund organized as companies under the laws of the Cayman Islands.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3458.

Best regards,

/s/ Brenden P. Carroll

Brenden P. Carroll